Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Jul. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series A preferred stock	Dec. 31, 2012 Series A preferred stock	Dec. 31, 2011 Series A preferred stock	Sep. 03, 2009 Series A preferred stock	Sep. 30, 2013 Series B preferred stock	Dec. 31, 2012 Series B preferred stock	Dec. 31, 2011 Series B preferred stock	Sep. 03, 2009 Series B preferred stock
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000,000	15,000,000	20,000	20,000		10,000	10,000	10,000		1	1	1
Preferred stock, shares issued			10,001	10,001	0	10,000	10,000	10,000	0	1	1	1
Preferred stock, shares outstanding			10,001	10,001	0	10,000	10,000	10,000	0	1	1	1
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000
Common stock, shares issued	25,795,085		18,072,169	9,957,864
Common stock, shares outstanding	25,768,048		18,045,132	9,937,934
Treasury stock, shares	27,037		27,037	19,930